Forfeiture Shares (Details) - shares	Sep. 30, 2025	Sep. 30, 2024	Mar. 29, 2021
Forfeiture Shares [Line Items]
Number of ordinary shares received subject to forfeiture			1,006,250
Common Stock [Member]
Forfeiture Shares [Line Items]
Ordinary shares forfeited	359,375	646,875